Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 10,985	£ 16,259
Increase in provision recognized in profit or loss during the year	519	387
Unused amount reversed - cash received	(81)	(111)
Receivables written off during the year as uncollectible	(584)	(12,228)
Receivables offset against contract liabilities - deferred revenue	9,546	6,665
Foreign exchange gains on retranslation recognized in profit or loss during the year		13
Provision at end of year	£ 20,385	£ 10,985